Cash and Cash Equivalents (Details Textual) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash	$ 739,000	$ 1,620,000
Cash equivalents	$ 8,514,000	$ 11,359,000